Employee Benefit Plans - Components of Net Periodic Pension Expense and Other Post-Retirement Benefit Expense (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.2	$ 0.1	$ 0.3	$ 0.3
Interest cost	3.0	2.9	6.1	5.9
Expected return on plan assets	(3.1)	(3.3)	(6.2)	(6.8)
Amortization of prior service costs and unrecognized loss	0.5		1.0
Net periodic pension benefit cost	0.6	(0.3)	1.2	(0.6)
Other Post-retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.1	0.1	0.1	0.2
Interest cost	0.1	0.1	0.3	0.3
Amortization of prior service costs and unrecognized loss	0.1	0.1	0.2	0.1
Net periodic pension benefit cost	$ 0.3	$ 0.3	$ 0.6	$ 0.6